Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Expense Benefit

	For the year ended December 31,
	2020	2019
Currently reportable expense
Federal	$—	$—
State	—	—

	—	—
Deferred benefit:
Federal	1,841	288
State	591	92

	2,432	380
Less valuation allowance	(2,432)	(380)

Total provision for income tax expense	$—	$—

Summary Of Components Of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	As of December, 31
	2020	2019
Gross deferred tax assets arising from:
Net operating loss carryforwards	1,990	$380
ASC 842 right-of-use asset and liability	979	—

	2,969	$380
Deferred tax liabilities arising from:
Depreciation	(156)	—

Net deferred tax assets before valuation allowance	2,813	$380
Less valuation allowance	(2,813)	(380)

Net deferred tax assets	$—	$—